UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C. 20549

                          Form 13F

                        Form 13F Cover Page

Report for the calander year or quarter ended: March 31,1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement
                     [ ] adds new holdimgs entries.

Institutional Investment Manger Filing this Report:

Name:     Bank of Tokyo-Mitsubishi, Ltd.
Address: 1251 Avenue of the Americas
     New York, N.Y. 10020-1104

13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:         Michael Spano
Title:        VP, Manager
Phone:        (212) 782-4554
Signature, place, amd date of signing:

Michael Spano New York, N.Y. May 13,1999

Report type (Check only one.):
[X]      13F Holding Report.
[ ]      13F Notice
[ ]      13F Combination Report.

List of other managers reporting for this Manager:

I am signing this report as required by the securities exchange act of 1934.

              FORM 13F SUMMARY PAGE:

Report Summary:

Number of other included managers: 0

Form 13F Information Table Entry Total: 2

Form 13F information Table Value Total: $3,596,595

List of Other included manager:
No. 13F File Number          Name
None

                FORM 13F INFORMATION TABLE
                               Value         Shares/
Name of Issurer       Title of Class  CUSIP (X $1000)     Prn Amt
UnionBancal Corp.    Common    908906100    3,595,869  105,566,801
Exar Corp.           Common       300645908       726 45,000


Sh/put/       Invstmt      Other       Voting Authority
Prn Call Descretn  Manager    sole     Shared     None
SH       Sole   None      105,566,801
SH       Sole   None         45,000